CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Real estate sales, net of sales taxes of US$40,278,653 in 2011, US$54,487,403 in 2012 and US$52,090,833 in 2013	$ 874,926,633	$ 898,048,522	$ 673,381,593
Real estate lease income	5,989,766	3,253,768	2,834,080
Other revenue	16,821,657	13,496,262	11,292,523
Total revenue	897,738,056	914,798,552	687,508,196
Costs of revenue:
Cost of real estate sales	(590,935,635)	(611,570,163)	(477,140,798)
Cost of real estate lease income	(1,596,231)	(1,542,912)	(1,131,787)
Other costs	(6,208,324)	(21,650,195)	(9,504,214)
Total costs of revenue	(598,740,190)	(634,763,270)	(487,776,799)
Gross profit	298,997,866	280,035,282	199,731,397
Selling and distribution expenses	(20,724,181)	(17,942,114)	(16,208,559)
General and administrative expenses	(64,498,306)	(38,829,308)	(27,230,865)
Operating income	213,775,379	223,263,860	156,291,973
Interest income	11,681,487	9,018,626	5,293,920
Interest expense	(16,862,532)	0	0
Exchange gains	0	0	56,725
Other income	1,538,968	0	0
Share of loss of equity investee	(117,188)	0	0
Income from operations before income taxes	210,016,114	232,282,486	161,642,618
Income taxes	(83,659,850)	(74,174,627)	(58,637,489)
Net income	126,356,264	158,107,859	103,005,129
Net income attributable to non-controlling interest	0	(1,110,264)	(707,259)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	126,356,264	156,997,595	102,297,870
Earnings per share:
Basic	$ 0.87	$ 1.09	$ 0.68
Diluted	$ 0.85	$ 1.08	$ 0.68
Shares used in computation:
Basic	145,733,028	144,258,862	151,314,945
Diluted	149,464,556	144,731,014	151,314,945
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	25,910,940	2,150,412	28,447,636
Comprehensive income	152,267,204	160,258,271	131,452,765
Less: comprehensive income attributable to non-controlling interest	0	(1,119,828)	(744,043)
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 152,267,204	$ 159,138,443	$ 130,708,722